Commitments	12 Months Ended
Mar. 31, 2013
Commitments Disclosure [Abstract]
Commitments
Commitments
The annual future minimum lease payments for heavy equipment, office equipment and premises in respect of operating leases, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending March 31,
2014	$25,729
2015	16,928
2016	4,720
2017	2,601
2018 and thereafter	12,081
$62,059

Total contingent rentals on operating leases consisting principally of (recovery) usage charges in excess of minimum contracted amounts for the years ended March 31, 2013, 2012 and 2011 amounted to $(800), $(8,449) and $1,881, respectively.